Acquisitions and disposals - Tower infrastructure in Italy (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Disposals
Goodwill	€ (31,271)	€ (23,353)	€ (23,353)
Property, plant and equipment	(39,197)	€ (37,658)	(27,432)
Short and long-term borrowings	74,718		52,955
Amount recorded in investment in joint ventures	5,323		€ 3,399	€ 2,097
Vodafone Italy
Disposals
Cash consideration received from merger	€ 2,140
Proportion of ownership interest	37.50%
Net gain/(loss) on transaction	€ 3,356
Infrastructure Wireless Italiane S.P.A. Discontinued Operations
Disposals
Goodwill	(1,320)
Property, plant and equipment	(548)
Trade and other receivables	(164)
Current and deferred taxation	44
Short and long-term borrowings	270
Trade and other payables	79
Provisions	40
Net assets disposed	(1,599)
Fair value of investment	3,559
Net cash proceeds arising from the transaction	2,140
Restriction of gain (Note 20)	(744)
Net gain/(loss) on transaction	3,356
Dividend receivable	214
Amount recorded in investment in joint ventures	€ 3,345